Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash	$ 33,800
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Impairment loss recognised in profit or loss, goodwill	0
Revenue	$ 2,840	$ 1,095	$ 424
Customer One [Member]
Statements [Line Items]
Concentration risk percentage revenue	85.00%	81.00%	69.00%
Customer Two [Member]
Statements [Line Items]
Concentration risk percentage revenue	9.00%	4.00%	10.00%
Licensing of Intellectual Property [Member]
Statements [Line Items]
Revenue	$ 0	$ 0	$ 0